Convertible Notes	12 Months Ended
Dec. 31, 2021
Convertible Notes [Abstract]
CONVERTIBLE NOTES
14.	CONVERTIBLE NOTES

Prior Private Placement Notes and Warrants

On February 25, 2021 and April 14, 2021 the Group entered into securities purchase agreements with institutional and individual investors, pursuant to which the Group sold approximately $6.67 million of notes (the “February 25 Notes”) and 11,695,906 warrants at an exercise price of $2.222 per share (the “February 25 Warrants), $1 million of notes (the “April 14 Notes”) and 2,521,008 warrants at an exercise price of $1.540 per share (the “April 14 Warrants” and, together with the February 25 Warrants, the “Prior Private Placement Warrants”) and $15.3 million of notes (the “May 5 Notes” and, together with the February 25 Notes and the April 14 Notes, the “Prior Private Placement Notes.”) The Prior Private Placement Notes have a two-year term a conversion price of $0.972 per share. The Prior Private Placement Notes have certain anti-dilution protections in the event of a lower priced issuance. Interest shall accrue on the notes at 8% annually, payable on a quarterly basis, in either cash or, in the event the registration statement registering such shares has been declared effective, ordinary shares. The Prior Private Placement Notes held by a particular holder will not be convertible to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon conversion of such note calculated in accordance with Section 13(d) of the Exchange Act. On May 5, 2021, the Company issued additional $15.3 million Prior Private Placement Notes to investors in the February and April transactions.

The Prior Private Placement Warrants are exercisable immediately for a period of five years for cash, at an exercise price of $2.222 per ordinary share for the February 25 Warrants and $1.540 per ordinary share for the April 14 Warrants, subject to adjustment in the event of stock dividends and splits, or sales or grants of ordinary shares or ordinary share equivalents in certain transactions at less than the then current exercise price, or where the exercise price is higher than the then-current market price of the ordinary shares, on a cashless exercise basis, using the Black Scholes Value. The Prior Private Placement Warrants held by a particular holder will not be exercisable to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon exercise of such warrants calculated in accordance with Section 13(d) of the Exchange Act.

As of December 31, 2021, all of the February 25 Notes, April 14 Notes (except for $1.57 million) and the Prior Private Placement Warrants have been converted or exercised.

September 2021 Private Placement Notes and Warrants

On September 14, 2021 the Group entered into securities purchase agreements with institutional and individual investors, pursuant to which the Group sold $13,575,000 of notes (the “September 2021 Notes”) and 37,396,694 Warrants (the “September 14 Warrants”). The September 2021 Notes have a two year term and are convertible into ordinary shares at the lower of (i) $0.6534 per share, (ii) 90% of the closing price of the ordinary shares on the date that the registration statement registering the underlying shares is declared effective, or (iii) in the event that the registration statement registering the underlying shares is not declared effective by the date that the shares underlying the September 2021 Notes are eligible to be sold, assigned or transferred under Rule 144, 90% of the closing price of the ordinary shares on such date. The September 2021 Notes have certain anti-dilution protections in the event of a lower priced issuance. Interest shall accrue on the notes at 8% annually, payable on a quarterly basis, in either cash or, in the event the registration statement registering the underlying shares has been declared effective, ordinary shares. The September 2021 Notes held by a particular holder will not be convertible to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon conversion of such note calculated in accordance with Section 13(d) of the Exchange Act. An additional $13,750,000 of notes with the same terms will be issued upon the satisfaction of certain conditions, including the effectiveness of the registration statement.

The Warrants are exercisable immediately for a period of five years for cash, at an exercise price of $0.8682 per ordinary share, subject to adjustment in the event of stock dividends and splits, or sales or grants of ordinary shares or ordinary share equivalents in certain transactions at less than the then current exercise price, or where the exercise price is higher than the then-current market price of the ordinary shares, on a cashless exercise basis, using the Black Scholes Value. The Warrants held by a particular holder will not be exercisable to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon exercise of such warrants calculated in accordance with Section 13(d) of the Exchange Act.

As of December 31, 2021, 1,411,845 warrants were exercised into 2,054,688 ordinary shares on a cashless basis.

The detachable Warrants issued to the holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15.

At the time of issuance, the Group allocated the proceeds to the Convertible Notes and the Warrants based on their relative fair values. In connection with the issuance of the Convertible Notes and the Warrants, the Group recorded debt discount of $15,097 that will be amortized over the term of the Convertible Notes.

The fair value of the Warrants was computed using the Black-Scholes option-pricing model. Variables used in the option-pricing model include the following:

	Value per share	Risk-free interest rate	Expected warrant life	Expected volatility

February 25 Warrants	1.76	0.60%	5 years	170%
April 14 Warrants	1.25	0.86%	5 years	168%
September 14 Warrants	0.72	0.78%	5 years	160%

The fair values of the convertible notes are determined by the optimized value derived from valuation of straight debt and valuation of convertible debt. The assumptions include the following:

	Coupon rate	Risk-free interest rate	Volatility	Bond yield

February 25 Notes ($6.67 million)	8%	0.13%	196%	28%
April 14 Notes ($1 million)	8%	0.16%	196%	29%
May 5 Notes ($13.33 million)	8%	0.16%	194%	28%
May 5 Notes ($2 million)	8%	0.16%	193%	28%
September 14 Notes ($13.575 million)	8%	0.21%	200%	30%

$
Principal amount	15,142
Less: unamortized discount and debt issuance costs	(5,152)
Total	9,990

	Principal	Less: unamortized discount and debt issuance costs
	$	$
US$20.0 million 8% note due 2023 ($18.4 million converted in fiscal 2021)	1,567	(463)
US$3.0 million 8% note due 2023 (fully converted in fiscal 2021)	-	-
US$13.58 million 8% note due 2023	13,575	(4,689)
Total	15,142	(5,152)

During the year ended December 31, 2021, the holders of the convertible notes have converted into total of 23,940,336 the Group’s ordinary shares. Interest expense related to the amortization of the debt discount of $9,945 recorded for the year ended December 31, 2021.